Capital Management - Additional Information (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of capital management [abstract]
Equity	$ 86,368	$ 33,677	$ 11,703